As filed with the Securities and Exchange Commission on March 15, 2012

Securities Act File No. 333-168469

Investment Company Act File No. 811-224455

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No.

  Post-Effective Amendment No.  2                                                [   ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No.   4

[   ]

PINNACLE CAPITAL MANGMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Joseph Masella Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	John H. Lively The Law Offices of John H. Lively& Associates, Inc. A member firm of The 1940 Act Law GroupTM 2041 West 141st Terrace, Suite 119 Leawood, KS 66224 (913) 660-0778

It is proposed that this filing will become effective:

/ X /

immediately upon filing pursuant to paragraph (b).

/   /

on (date) pursuant to paragraph (b).

/   /

60 days after filing pursuant to paragraph (a)(1) .

/   /

on (date) pursuant to paragraph (a)(1).

/    /

75 days after filing pursuant to paragraph (a)(2).

/   /

on November 1, 2011 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/    /

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

____________________________________________________________________

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 1 filed on February 28, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fayetteville and the State of New York, on the 15th day of March 2012.

Pinnacle Capital Management Funds Trust

By: /s/ Joseph Masella Joseph Masella, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Joseph Masella

President

March 15, 2012

Joseph Masella

/s/ Stephen J. Fauer

Treasurer and Vice President

March 15, 2012

Stephen J. Fauer

_______**__________

Trustee

March 15, 2012

Carl Reistrom

_______**__________

Trustee

March 15, 2012

William T. McArdle III

_______*__________

Trustee

March 15, 2012

Joseph Reagan, MD

_______*__________

Trustee

March 15, 2012

Michael Cuddy

* By: /s/ Kevin McClelland

Kevin McClelland

Vice President and Chief Operating Officer

March 15, 2012

** By:   /s/ Stephen J. Fauer

Stephen J. Fauer

Treasurer and Vice President

March 15, 2012

Exhibit Index

Exhibit

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase